EQUITY (Tables)	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
SCHEDULE OF SHARE BASED PAYMENTS EXPENSE

The following table provides the details of the approximate total share-based payments expense during the six months ended June 30, 2023 and 2022:

	Six Months Ended June 30, 2023		Six Months Ended June 30, 2022
	(Unaudited)		(Unaudited)
Employees and directors share-based payments	$1,360,000	(a)	$-
Shares issued for services	32,603	(a)	14,500	(a)
	$1,392,603		$14,500

SUMMARY OF STOCK OPTION ACTIVITY

Stock option activity for the six months ended June 30, 2023 is summarized as follows:

		Weighted	Weighted Average Remaining
	Options	Average Exercise	Contractual Life	Aggregated Intrinsic
	Outstanding	Price	(Years)	Value
Outstanding at January 1, 2023	28,250	$24.0	0.6	$-
Exercised	-	-
Canceled	(400)	$24.0
Outstanding at June 30, 2023 (Unaudited)	27,850	$24.0	0.1	$-
Vested and expected to be vested as of June 30, 2023 (Unaudited)	27,850	$24.0	0.1	$-
Options exercisable as of June 30, 2023 (vested) (Unaudited)	27,850	$24.0	0.1	$-

SCHEDULE OF WARRANT OUTSTANDING AND EXERCISABLE

The following table outlines the options and warrants outstanding and exercisable as of June 30, 2023:

	June 30, 2023 Number of Warrants Outstanding	Exercise	Expiration
	and Exercisable	Price	Date

July 2020 stock options to consultants	5,737	$26.4	07/09/2023
Total	5,737